Consolidated Balance Sheets - HKD ($)		Mar. 31, 2026	Mar. 31, 2025
ASSETS
Equipment, net			$ 64,991
Right-of-use assets		87,707	438,539
Non-current assets		87,707	503,530
Current assets:
Intangible assets			3,107,201
Deposits and prepayments		21,354,016	11,278,456
Amount due from related parties			1,219,865
Amount due from joint operation parties		4,462,298	1,759,280
Investment on event projects		30,892,315	6,288,244
Contract assets			57,000
Inventory			305,307
Accounts and other receivables		8,049,392	17,082,085
Cash and bank balances		20,457,347	17,135,719
Total current assets		85,215,368	58,233,157
TOTAL ASSETS		85,303,075	58,736,687
Non-current liabilities:
Bank borrowings		10,174,359	5,859,581
Lease liabilities			122,559
Total non-current liabilities		10,174,359	5,982,140
Current liabilities:
Bank borrowings, current portion		8,584,558	7,978,822
Lease liabilities, current portion		122,558	534,235
Tax payable			2,088,347
Amount due to a shareholder		3,645,293	1,839,193
Amount due to a related party			288,350
Trade and other payables		32,335,993	31,099,006
Shares to be issued		24,733,176
Total current liabilities		69,421,578	43,827,953
TOTAL LIABILITIES		79,595,937	49,810,093
SHAREHOLDERS’ EQUITY
Subscription receivables		(3,974)	(3,974)
Reserves		72,844,504	2,011,663
Retained earnings / (accumulated deficit)		(67,136,276)	6,916,594
TOTAL SHAREHOLDERS’ EQUITY		5,707,138	8,926,594
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES		85,303,075	58,736,687
Class A ordinary shares [member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	2,806	2,233
Class B ordinary shares [member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	$ 78	$ 78

[1]	The shares amounts are presented on a retroactive basis to reflect the reverse stock split effective after the reporting date. Please refer to Note 19 and 24 for details.